Schedule of Private Placement Offering (Details) - USD ($)					3 Months Ended	12 Months Ended
	Dec. 03, 2025	Oct. 08, 2025	Aug. 19, 2025	Jun. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Feb. 05, 2024
Short-Term Debt [Line Items]
Principal amount							$ 4,500,000
Boot Capital [Member]
Short-Term Debt [Line Items]
Maturity date	Aug. 30, 2026
Principal amount	$ 115,000
Proceeds from debt	100,000
Original issue discount	$ 15,000
Interest rate	14.00%
Percentage of common stock shares convertible					4.99%	4.99%
Private Placement Notes [Member]
Short-Term Debt [Line Items]
Principal amount					$ 9,233,000	$ 6,900,000
Proceeds from debt					$ 7,377,000	$ 5,497,909
Private Placement Notes [Member] | June 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date				Jun. 30, 2026
Principal amount				$ 2,200,000
Proceeds from debt				$ 1,725,000
Debt instrument conversion price per share				$ 50.00
Initial Conversion Floor Price per Share				$ 2.20
Private Placement Notes [Member] | August 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date			Sep. 19, 2026
Principal amount			$ 2,200,000
Proceeds from debt			$ 1,762,000
Debt instrument conversion price per share			$ 50.00
Initial Conversion Floor Price per Share			$ 22.00
Private Placement Notes [Member] | October 3i Note [Member]
Short-Term Debt [Line Items]
Maturity date		Oct. 08, 2026
Principal amount		$ 2,500,000
Proceeds from debt		$ 2,010,909
Debt instrument conversion price per share		$ 50.00
Initial Conversion Floor Price per Share		$ 12.40
Private Placement Warrants [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company					50,684	393,231
Private Placement Warrants [Member] | June Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company				3,357
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 50.00
Private Placement Warrants [Member] | August Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company			6,306
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 50.00
Private Placement Warrants [Member] | October Warrant [Member]
Short-Term Debt [Line Items]
Number of Buyer Warrants Issued by the Company		10,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 50.00